CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS
18.	CASH AND CASH EQUIVALENTS

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Cash at bank and in hand	5,138	5,167

Cash and cash equivalents	5,138	5,167